Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.58%
Canada–5.83%
Alimentation Couche-Tard, Inc.	1,226,565	$63,736,057
Dollarama, Inc.	1,135,511	155,198,523
Shopify, Inc., Class A(a)	560,330	68,477,929
		287,412,509
China–5.50%
Alibaba Group Holding Ltd., ADR	980,634	118,293,879
Tencent Holdings Ltd.	2,187,900	153,179,687
		271,473,566
France–13.33%
Airbus SE	388,140	78,037,511
Dassault Systemes SE	1,456,829	47,858,613
EssilorLuxottica S.A.	161,487	48,018,862
Hermes International S.C.A.	44,219	108,137,028
L’Oreal S.A.	121,150	53,606,809
LVMH Moet Hennessy Louis Vuitton SE	134,655	72,284,388
Sartorius Stedim Biotech	536,855	107,279,939
Schneider Electric SE	307,757	79,645,425
Societe Generale S.A.	980,208	62,565,211
		657,433,786
Germany–5.72%
Allianz SE	131,281	51,879,314
SAP SE	285,470	81,631,723
Siemens AG	584,382	148,843,920
		282,354,957
India–6.72%
Dr Lal PathLabs Ltd.(b)	2,898,012	103,716,580
ICICI Bank Ltd.	5,136,379	86,492,995
Reliance Industries Ltd.	8,940,255	141,188,840
		331,398,415
Ireland–3.65%
Accenture PLC, Class A	224,517	59,968,491
Flutter Entertainment PLC(a)	395,612	119,816,690
		179,785,181
Italy–2.76%
FinecoBank Banca Fineco S.p.A.(c)	3,310,978	70,504,016
Ryanair Holdings PLC	2,232,996	65,656,083
		136,160,099
Japan–9.72%
Daikin Industries Ltd.(c)	483,600	59,461,402
Hitachi Ltd.	2,482,300	75,959,978
Hoya Corp.	538,210	67,902,017
Keyence Corp.	174,384	63,080,153
Mitsubishi UFJ Financial Group, Inc.	6,134,900	84,555,907
MonotaRO Co. Ltd.(c)	4,331,500	77,130,656
OBIC Business Consultants Co. Ltd.	892,100	51,451,810
		479,541,923
Netherlands–5.65%
ASM International N.V.	124,300	60,168,279
Shares		Value
Netherlands–(continued)
ASML Holding N.V.	141,789	$98,270,115
Universal Music Group N.V.	4,181,295	120,282,861
		278,721,255
Sweden–4.50%
Atlas Copco AB, Class A(c)	5,424,878	82,612,125
Epiroc AB, Class A	3,559,518	72,447,411
Svenska Handelsbanken AB, Class A	5,478,320	66,749,910
		221,809,446
Switzerland–3.96%
Lonza Group AG	147,973	103,132,577
Sika AG	352,551	83,194,815
Straumann Holding AG	74,863	9,121,297
		195,448,689
Taiwan–4.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,305,000	204,238,535
United Kingdom–16.77%
AstraZeneca PLC	816,303	119,091,779
BAE Systems PLC	6,278,715	149,814,007
Compass Group PLC	2,624,553	92,225,380
ConvaTec Group PLC(b)	23,536,324	72,515,991
Diageo PLC	2,043,268	49,523,800
HSBC Holdings PLC	4,337,343	52,841,723
London Stock Exchange Group PLC	352,521	42,970,536
RELX PLC	1,278,067	66,409,735
Rightmove PLC	7,442,824	80,319,145
RS Group PLC	6,488,973	47,752,062
Trainline PLC(a)(b)	15,022,164	53,942,945
		827,407,103
United States–11.33%
Booking Holdings, Inc.	4,405	24,245,384
EPAM Systems, Inc.(a)	563,461	88,863,435
Experian PLC	1,979,038	104,276,952
Ferguson Enterprises, Inc.	562,442	125,242,345
Illumina, Inc.(a)(c)	635,679	65,290,590
ResMed, Inc.	555,853	151,158,665
		559,077,371
Total Common Stocks & Other Equity Interests (Cost $3,074,533,908)		4,912,262,835
Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	4,939,871	4,939,871
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	9,174,045	9,174,045
Total Money Market Funds (Cost $14,113,916)		14,113,916
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $3,088,647,824)		4,926,376,751
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.08%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,065,361	$1,065,361
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,767,206	2,767,759
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,833,120)		3,833,120
TOTAL INVESTMENTS IN SECURITIES—99.94% (Cost $3,092,480,944)		4,930,209,871
OTHER ASSETS LESS LIABILITIES–0.06%		2,765,436
NET ASSETS–100.00%		$4,932,975,307
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $230,175,516, which represented 4.67% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,325,706	$238,311,380	$(244,697,215)	$-	$-	$4,939,871	$92,159
Invesco Treasury Portfolio, Institutional Class	21,033,453	442,578,278	(454,437,686)	-	-	9,174,045	173,172
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,008,777	571,460,029	(583,403,445)	-	-	1,065,361	1,131,947*
Invesco Private Prime Fund	34,028,659	1,302,147,954	(1,333,391,107)	-	(17,747)	2,767,759	3,063,133*
Total	$79,396,595	$2,554,497,641	$(2,615,929,453)	$-	$(17,747)	$17,947,036	$4,460,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$287,412,509	$—	$—	$287,412,509
China	118,293,879	153,179,687	—	271,473,566
France	—	657,433,786	—	657,433,786
Germany	—	282,354,957	—	282,354,957
India	—	331,398,415	—	331,398,415
Ireland	59,968,491	119,816,690	—	179,785,181
Italy	—	136,160,099	—	136,160,099
Japan	—	479,541,923	—	479,541,923
Netherlands	—	278,721,255	—	278,721,255
Sweden	—	221,809,446	—	221,809,446
Switzerland	—	195,448,689	—	195,448,689
Taiwan	—	204,238,535	—	204,238,535
United Kingdom	—	827,407,103	—	827,407,103
United States	329,558,074	229,519,297	—	559,077,371
Money Market Funds	14,113,916	3,833,120	—	17,947,036
Total Investments	$809,346,869	$4,120,863,002	$—	$4,930,209,871
Invesco International Growth Fund